Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

22.Leases

Affimed presents right-of-use assets for offices, laboratories and vehicles leased in a separate line item from the line item “Leasehold improvements and equipment” that presents other assets of the same nature that Affimed owns. The agreements for the existing premises have an average non-cancellable term of between one and four years with renewal options included in some contracts. For equipment leased with contract terms that are short term and/or leases of low-value items the Group has elected not to recognize right-of-use assets and lease liabilities for these leases.

The carrying amounts of right-of-use assets reconcile as follows:

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2022	942	21	9	972
Depreciation charge for the year	(650)	(9)	(6)	(665)
Additions to right-of-use assets	254	0	0	254
Balance as of December 31, 2022	546	12	3	561

	Carrying amount
	Buildings	Cars	Office equipment	Total
Balance as of January 1, 2021	923	2	15	940
Depreciation charge for the year	(595)	(8)	(6)	(609)
Additions to right-of-use assets	614	27	0	641
Balance as of December 31, 2021	942	21	9	972

Cash outflow related to leases are as follows:

	2022	2021
Repayment of lease liabilities	733	564
Interest on lease liabilities	31	46
Short-term lease payments	23	23
Cash outflow from leasing	787	633

Future contractually agreed undiscounted lease payments are as follows:

	2022	2021
Payments within one year	631	708
Payments between one and five years	180	379
	811	1,087

Movements of lease liabilities reconcile to cash flows arising from financing activities as follows:

	2022	2021
Balance as of January 1	1,051	974
Changes from financing cash flows
Repayment of lease liabilities	(733)	(564)
	(733)	(564)
Other Changes
New lease contracts	254	641
	254	641
Balance as of December 31	572	1,051